Share-Based Compensation - Additional Information (Detail) $ in Thousands			12 Months Ended
	Aug. 03, 2023 shares	Sep. 03, 2021 shares	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Disclosure Of NonVested Shares And RSUs [Line Items]
Share-based payment expense | $			$ 244	$ 1,138	$ 120
Ordinary Share Awards [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Number of shares granted | shares	38,710
Share based compensation by share based award equity instruments other than options vesting	3 years
Restricted Shares [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Number of shares granted | shares	17,540
Ordinary Shares Of PolicyPal [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Number of shares granted | shares		5,827
Restricted Share Units [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Aggregate fair value | $				$ 737	$ 481
Non Vested Shares and Restricted Share Units [Member]
Disclosure Of NonVested Shares And RSUs [Line Items]
Expected to be recognized over a weighted average vesting period			1 year
Unrecognized compensation cost related to non-vested shares | $			$ 147